Amounts Receivable and Other Assets	12 Months Ended
Jul. 31, 2017
Amounts Receivable And Other Assets
Amounts Receivable and Other Assets
3.	Amounts Receivable and Other Assets

	July 31, 2017	July 31, 2016
Current:
Sales tax receivable	$1,191	$4,525
Prepaid insurance	5,051	2,244
Total	$6,242	$6,769